[GE LOGO OMITTED]
                                                             GE ASSET MANAGEMENT
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                    GE ASSET MANAGEMENT INCORPORATED
                    3003 SUMMER STREET P.O. BOX 7900
                    STAMFORD, CT 06904-7900
                    203-326-2300

March 14, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Elfun Diversified Fund
         (Securities Act File No.  033-17093;
         Investment Company Act File No.  811-05324)

Ladies and Gentlemen:

On behalf of Elfun Diversified Fund (the "Fund"), and pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended, we hereby transmit for filing with the Securities and Exchange Commission, the Fund's Form 24f-2 Annual Notice of Securities Sold (the "Notice") pursuant to Rule 24f-2. As indicated in the Notice, the filing fee owed is $5,236.03.

Please contact the undersigned at (203) 921-2189 should you have any questions concerning this filing.

Sincerely,



/S/SIGNATURE
Michael J. Tansley

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   OMB NUMBER          3235-0456
                                                   EXPIRES:      AUGUST 31, 2000
                                                   ESTIMATED AVERAGE BURDEN
                                                   HOURS PER RESPONSE..........1
                                                   -----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

                             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING
FORM. PLEASE PRINT OR TYPE.
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1.    NAME AND ADDRESS OF ISSUER:

                           Elfun Diversified Fund
                           c/o GE Asset Management Incorporated
                           3003 Summer Street
                           Stamford, CT  06905
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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): _____

                           Not Applicable

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3.    INVESTMENT COMPANY ACT FILE NUMBER:        811-05324


       SECURITIES ACT FILE NUMBER:         033-17093

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4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

                           December 31, 2000

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4(B). ___ CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR
       DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).
      (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(C). ___ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM

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SEC 2393 (9-97)

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5. CALCULATION OF REGISTRATION FEE:

   (I)   AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
         FISCAL YEAR PURSUANT TO SECTION 24(F)                       $43,169,584

   (II)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
         REPURCHASED DURING THE FISCAL YEAR:               $23,336,123

   (III) AGGREGATE PRICE OF SECURITIES REDEEMED OR
         REPURCHASED DURING

         ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN
         OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED
         TO REDUCE REGISTRATION FEES PAYABLE TO THE
         COMMISSION:                                       $0

   (IV)  TOTAL AVAILABLE REDEMPTION CREDITS (ADD
         ITEMS 5 (II) AND 5 (III)                                    $23,336,123

   (V)   NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM 5(IV)
         (SUBTRACT ITEM 5(IV) FROM ITEM 5(I):                        $19,833,461

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   (VI)  REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS   $ ( - 0 -)
         -IF ITEM 5(I) IS LESS THAN ITEM 5(IV) [SUBTRACT ITEM   ----------
         5(IV) FROM ITEM 5(I)]:
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   (VII) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
         INSTRUCTION C.9):                                         X 0.000264
   (VIII)REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
         5(VII)] (ENTER "0" IF NO FEE IS DUE):                     =$5,236.03
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6. PREPAID SHARES

   IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE:
   N/A . IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR
   FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: N/A .
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7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE
   END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                                   + $        0
                                                                      ---------
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8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
   [LINE 5(VIII) PLUS LINE 7]:
                                                                   = $ 5,236.03
                                                                      ---------
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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY: 3/14/01

                  METHOD OF DELIVERY:

                           X  WIRE TRANSFER
                          ---
                              MAIL OR OTHER MEANS
                          ---
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SEC 2393 (9-97)

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY (SIGNATURE AND TITLE)* /S/SIGNATURE
                          -------------------------------

                          MICHAEL J. TANSLEY, TREASURER

                          -------------------------------

DATE:  MARCH 14, 2001
       --------------

*PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE